SEGMENT INFORMATION - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) reportable_segment operating_segments	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Operating Segments [Line Items]
Number of reporting segments | reportable_segment	3
Number of operating segments | operating_segments	3
Revenue	$ 433,893	$ 476,659	$ 313,564
ROW
Disclosure Of Operating Segments [Line Items]
Revenue	184,723	171,848	96,718
ROW | One major customer
Disclosure Of Operating Segments [Line Items]
Revenue	$ 66,858	$ 56,579	$ 33,494
Percentage of entity's revenue from major customer	15.41%	11.87%	10.68%